DERIVATIVE FINANCIAL INSTRUMENTS - Notional Values (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Forward sales of gold without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 3,189,269	$ 446,195
Forward purchases of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 1,647,980	$ 579,188